Fair Value Measurements (Assets And Liabilities Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Interest rate swap assets	$ 3,890	$ 2,427	$ 1,828	$ 2,101
Commodity derivatives propane swap assets	6,957	3,577	4,655	7,006
Interest rate swap liabilities	(4,210)	(4,220)	(4,748)	(5,075)
Commodity derivatives propane swap liabilities	(42,745)	(33,301)	(42,375)	(83)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	0	0	(100)	(6,400)
Level 1 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			0
Level 2 [Member]
Interest rate swap assets	3,890	2,427	1,828	2,101
Commodity derivatives propane swap assets	6,957	3,577	4,655	7,006
Interest rate swap liabilities	(4,210)	(4,220)	(4,748)	(5,075)
Commodity derivatives propane swap liabilities	$ (42,745)	$ (33,301)	(42,375)	(83)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			0
Level 3 [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			$ (100)	$ (6,400)